Sublease Agreement and Lease Exit Liability (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Schedule of Lease Exit Liability Activity
The lease exit liability activity for the years ended December 31, 2013 and 2012 are as follows (in thousands):

	Year Ended December 31,
	2013	2012
Balance at beginning of year	$609	$729
Accretion expense	26	34
Lease payments	(170)	(154)

Balance at end of the year	$465	$609